Submission	Mar. 03, 2025
Submission [Line Items]
Central Index Key	0000927971
Registrant Name	BANK OF MONTREAL /CAN/
Form Type	F-3
Submission Type	F-3
Fee Exhibit Type	EX-FILING FEES